Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2023
Balances and Transactions with Related Parties
Balances and Transactions with Related Parties

(31)    Balances and Transactions with Related Parties

(a)Group balances with related parties

Details of balances with related parties at 31 December 2023 are as follows:

	Thousands of Euros
Carrying amount	Reference	Associates	Key management personeel	Other related parties	Board of directors
Receivables	15	227,550	—	5,609	—
Other financial assets	11	418	—	101,217	—
Loans	11	—	—	115,209	—
Guarantee deposits	11	—	—	934	—
Total debtors		227,968	—	222,969	—
Debts		—	(3,611)	(11,384)	(3,924)
Total creditors		—	(3,611)	(11,384)	(3,924)
Total		227,968	(3,611)	211,585	(3,924)

Details of balances with related parties at 31 December 2022, restated to be comparative with details of balances with related parties for 2023, are as follows:

	Thousands of Euros
Carrying amount	Reference	Associates	Joint ventures	Key management personeel	Other related parties	Board of directors
Receivables	15	162,382	—	—	—	—
Current contract assets	15	3,880	—	—	—	—
Other financial assets	11	—	124,132	—	318,890	—
Advanced payments	15	—	11,998	—	—	—
Loans	11	—	—	—	96,537	—
Guarantee deposits	11	—	—	—	934	—
Total debtors		166,262	136,130	—	416,361	—
Trade payables		(91)	(22,961)	—	—	—
Debts		—	—	(2,399)	(13,325)	(3,852)
Total creditors		(91)	(22,961)	(2,399)	(13,325)	(3,852)
Total		166,171	113,169	(2,399)	403,036	(3,852)

The heading “Receivables” corresponding to associates includes outstanding balances from sales to associated companies, mainly corresponding to Anhui Tonrol Pharmaceutical Co. (company of the Shanghai RAAS Blood Products, Co. Ltd. Group) (Euros 205,537 thousand in 2023, Euros 153,120 thousand in 2022 and Euros 123,250 thousand in 2021). As of 31 December 2023, the balance of “Receivables” corresponding to other related parties corresponds entirely to an amount pending collection from Mr. Víctor Grifols Roura. This balance has been settled in January 2024.

The heading “Loans” mainly includes a loan signed by Scranton Plasma, BV. with the group on 28 December 2018 for an initial amount of US Dollars 95,000 thousand (Euros 86,969 thousand) (see note 11) related to the payment of the sale of the shares of BPC Plasma, Inc. and Haema, AG (see note 2). As of 31 December 2023, the heading includes an additional amount of Euros 15 million arranged during this fiscal year under the same conditions as the initial loan (see note 31 (b)).

The heading “Other financial assets” balance corresponding to other related parties corresponds to a cash-pooling financing agreement that BPC Plasma, Inc and Haema, AG have with Scranton Plasma, BV with maturity in 2024 (see note 11).

The heading of “debts” includes an amount of Euros 16,190 thousand at 31 December 2023 (Euros 14,682 thousand at 31 December 2022) corresponding to the balance of bearer promissory notes issued by the group company Instituto Grifols, S.A. These promissory notes are due on 4 May 2024, and 2023, respectively, with a nominal value of Euros 3,000 each, and an annual nominal interest of 4% (3% in 2021).

(b)	Group transactions with related parties

Group transactions with related parties during 2023 are as follows:

	Thousands of Euros
		Key management	Other related	Board of directors
	Associates	personnel	parties	of the Company

Net sales	471,829	—	14	—
Purchases	(23)	—	(431)	—
Rendering of services	(78)	—	(2,482)	—
Remuneration	—	(23,698)	—	(12,163)
Payments for rights of use	—	—	(7,234)	—
Finance income	—	—	30,185	—
Dividends paid/received	7,309	—	(266,406)	—
Loans	—	—	44,956	—
	479,037	(23,698)	(201,398)	(12,163)

Group transactions with related parties during 2022 were as follows:

	Thousands of Euros
		Joint	Key management	Other related	Board of directors
	Associates	ventures	personnel	parties	of the Company

Net sales	339,170	—	—	—	—
Purchases	(9)	(66,647)	—	—	—
Rendering of services	(34)	—	—	(5,467)	—
Remuneration	—	—	(13,891)	—	(5,316)
Payments for rights of use	—	—	—	(6,382)	—
Purchase of property, plant and equipment	—	—	—	3,464	—
Finance income	—	—	—	12,878	—
Dividends paid/received	10,717	—	—	—	—
Loans	—	—	—	80,098	—
	349,844	(66,647)	(13,891)	84,591	(5,316)

Group transactions with related parties during 2021 were as follows:

	Thousands of Euros
		Key management	Other related	Board of directors
	Associates	personnel	parties	of the Company

Net sales	220,808	—	—	—
Purchases	(613)	—	—	—
Rendering of services	(2,709)	—	(3,963)	—
Remuneration	—	(15,136)	—	(4,417)
Payments for rights of use	—	—	(5,332)	—
Purchase of property, plant and equipment	—	—	7,326	—
Finance income	2	—	7,032	—
Dividends paid/received	2,636	—	—	—
Loans	—	—	97,598	—
	220,124	(15,136)	102,661	(4,417)

Every year the Group contributes 0.7% of its profits before tax to a non-profit organization.

“Net sales” includes sales to associated companies mainly corresponding to Anhui Tonrol Pharmaceutical Co. (company of the Shanghai RAAS Blood Products, Co. Ltd. Group) (Euros 450,389 thousand in 2023, Euros 319,669 thousand in 2022 and Euros 202,644 thousand in 2021).

“Purchases” mainly included in 2022 purchases of plasma from the centers related to the collaboration agreement with Biotek America, LLC (see note 10).

“Other service expenses” includes an amount of Euros 2,174 thousand corresponding to contributions to non-profit entities in 2023 (Euros 4,231 thousand in 2022 and Euros 3,963 thousand in fiscal year 2021).

“Payments for right-of-use assets” corresponds to the office buildings of Grifols in Sant Cugat del Vallès. All lease contracts have a maturity date of 1 March 2045.

“Finance income” mainly includes accrued interest (Euros 7,039 thousand in 2023, Euros 2,093 thousand in 2022 and Euros 1,824 thousand in 2021) corresponding to the loan agreement signed by Scranton Plasma, BV. with the group on 28 December 2018 for an amount of US Dollars 95,000 thousand (Euros 86,969 thousand) related to the payment of the sale of the shares of BPC Plasma, Inc. and Haema, AG (see note 2). The remuneration is 2% + EURIBOR and matures on 28 December 2025. Additionally, it also includes the financial income derived from the cash-pooling contract that BPC Plasma, Inc and Haema, AG maintain with Scranton Plasma, BV with maturity in 2024 and a remuneration of the Scranton Plasma group interest rate + 0.75%.

The dividends received correspond to the associated companies Shanghai RAAS Blood Products Co. Ltd., Bio Darou P.J.S. Co. and Access Biologicals LLC. Additionally, the dividends distributed correspond to BPC Plasma Inc. (see note 11).

“Loans” mainly includes the net amounts disbursed under the cash-pooling financing agreement that BPC Plasma, Inc and Haema, AG have with Scranton Plasma, BV mentioned above.

Directors representing shareholders´ interests have received remuneration of Euros 965 thousand in 2023 (Euros 965 thousand in 2022).

The Group has not extended any advances or loans to the members of the board of directors or key management personnel nor has it assumed any guarantee commitments on their behalf. It has also not assumed any pension or life insurance obligations on behalf of former or current members of the board of directors or key management personnel. In addition, certain Company directors and key management personnel have termination benefit commitments (see note 29).

(c)	Conflicts of interest concerning the directors

The Company’s directors and their related parties have not entered into any conflict of interest that should have been reported in accordance with article 229 of the revised Spanish Companies Act.